Recovco Loan ID	Loan ID # 1	Loan ID # 2	Project Name	Pool	Purpose	Refi Purpose	Occupancy	Lien Position	City	State	County	Zip	Original Loan Amount	Origination Date	Overall Grade	Guideline Grade (Non-ComplianceEase)	Grade 4 Exceptions (Reject / Non-curable)	Grade 3 Exceptions (Conditions / Curable)	Grade 2 Exceptions (Warnings)	Grade 1 Exceptions (Notices / Informational)	Overall Risk Indicator	HOEPA	TILA	RESPA	State and Local Predatory
NRZ 34 - Compliance	NRZ 34 - Compliance	Unavailable	Unavailable	Primary	First	3: Curable	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3)"The loan file is missing the HUD."	* Transmittal (1008) is Missing (Lvl 2)
* Application Missing (Lvl 2)
* Missing credit report (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)"The loan file is missing a TIL. The statute of limitations has expired downgraded base on Client Compliance Profile."
NRZ 34 - Compliance	NRZ 34 - Compliance	Cash Out	Not Applicable	Primary	First	2: Acceptable with Warnings	2: Acceptable with Warnings	* Application Missing (Lvl 2)
* ComplianceEase TILA Test Failed (Lvl 2)"The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Right of Rescission missing or unexecuted (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)"The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Prepayment Rider Missing (Lvl 2)
* Settlement date is different from note date (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
																			* Missing credit report (Lvl 2)		Moderate	Pass	Fail	No Result	Not Covered
NRZ 23 - Compliance	NRZ 23 - Compliance	Cash Out	Not Applicable	Investor	First	2: Acceptable with Warnings	2: Acceptable with Warnings	* Missing credit report (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)"The loan file is missing a TIL. The statute of limitations has expired; downgraded based on Client Compliance Profile."
* ComplianceEase TILA Test Failed (Lvl 2)"The loan file is missing a TIL. The statute of limitations has expired; downgraded based on Client Compliance Profile."
* Prepayment Rider Missing (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
																			* Missing Appraisal (Lvl 2)		Moderate	Not Covered	Fail	No Result	Not Covered
NRZ 23 - Compliance	NRZ 23 - Compliance	Cash Out	Not Applicable	Primary	First	2: Acceptable with Warnings	2: Acceptable with Warnings	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
* Appraisal not dated (Lvl 2)
* Application Missing (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* ComplianceEase TILA Test Failed (Lvl 2)"The loan file is missing the TIL. Downgraded based on Client Compliance Profile."
* Missing Appraisal (Lvl 2)
* Property is Manufactured Housing (Lvl 2)
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)"The loan file is missing the TIL. Downgraded based on Client Compliance Profile."
* Right of Rescission missing or unexecuted (Lvl 2)
* Missing credit report (Lvl 2)
																			* Final TIL Missing or Not Executed (Lvl 2)"The loan file is missing the TIL. Downgraded based on Client Compliance Profile."		Moderate	Pass	Fail	No Result	Not Covered
NRZ 23 - Compliance	NRZ 23 - Compliance	Purchase	Not Applicable	Primary	First	2: Acceptable with Warnings	2: Acceptable with Warnings	* Appraisal not dated (Lvl 2)
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)
* Missing Appraisal (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)"The loan file is missing a TIL. Downgraded based on Client Compliance Profile."
* Application Missing (Lvl 2)
* Missing credit report (Lvl 2)
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Missing Title evidence (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)"The loan file is missing a TIL. Downgraded based on Client Compliance Profile."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Prepayment Rider Missing (Lvl 2)
																			* ComplianceEase TILA Test Failed (Lvl 2)"The loan file is missing a TIL. Downgraded based on Client Compliance Profile."		Moderate	Not Covered	Fail	No Result	Not Covered
NRZ 23 - Compliance	NRZ 23 - Compliance	Cash Out	Not Applicable	Investor	First	2: Acceptable with Warnings	2: Acceptable with Warnings	* Transmittal (1008) is Missing (Lvl 2)
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)
* ComplianceEase TILA Test Failed (Lvl 2)"The loan file is missing a TIL. Downgraded based on Client Compliance Profile."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Prepayment Rider Missing (Lvl 2)
* Application Missing (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Missing credit report (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)"The loan file is missing a TIL. Downgraded based on Client Compliance Profile."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)"The loan file is missing a TIL. Downgraded based on Client Compliance Profile."
																			* Appraisal not dated (Lvl 2)		Moderate	Not Covered	Fail	No Result	Pass
NRZ 23 - Compliance	NRZ 23 - Compliance	Cash Out	Not Applicable	Primary	First	2: Acceptable with Warnings	2: Acceptable with Warnings	* Appraisal not dated (Lvl 2)
* Missing Title evidence (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Application Missing (Lvl 2)"The date utilized for the application was 30 days prior to the Note date to complete the compliance ease."
* Right of Rescission missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
* Missing credit report (Lvl 2)
* ComplianceEase TILA Test Failed (Lvl 2)"The loan file was missing TIL. An APR of 10% was utilized to complete the HPML test. Downgraded based on Client Compliance Profile."
* Final TIL Missing or Not Executed (Lvl 2)"The loan file was missing TIL. An APR of 10% was utilized to complete the HPML test. Downgraded based on Client Compliance Profile."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)"The loan file was missing TIL. An APR of 10% was utilized to complete the HPML test. Downgraded based on Client Compliance Profile."
																			* Loan program disclosure missing or unexecuted (Lvl 2)		Moderate	Pass	Fail	No Result	Pass
NRZ 27 - Compliance	NRZ 27 - Compliance	Purchase	Not Applicable	Primary	First	2: Acceptable with Warnings	2: Acceptable with Warnings	* Missing credit report (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Prepayment Rider Missing (Lvl 2)
																			* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)		Minimal	Not Covered	Pass	No Result	Not Covered
NRZ 27 - Compliance	NRZ 27 - Compliance	Refinance	Not Applicable	Primary	First	2: Acceptable with Warnings	2: Acceptable with Warnings	* ComplianceEase TILA Test Failed (Lvl 2)"This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) ) The finance charge is $97,214.98. The disclosed finance charge of $96,894.98 is not considered accurate because it is understated by more than $100. This loan failed the TILA rescission finance charge test.( 12 CFR §1026.23(g)(1) , transferred from 12 CFR §226.23(g)(1) ) The finance charge is $97,214.98. The disclosed finance charge of $96,894.98 is not considered accurate for purposes of rescission because it is understated by more than 1/2 of 1 percent of the face amount of the note or $100, whichever is greater. The Finance Charge Loan Data is $96,894.98 and the Comparison Data is $97,214.98 for an under-disclosed amount of $320. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Missing credit report (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* TIL not hand dated (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
																			* Notice of Servicing Transfer missing or unexecuted (Lvl 2)		Moderate	Pass	Fail	No Result	Not Covered
NRZ 27 - Compliance	NRZ 27 - Compliance	Cash Out	Not Applicable	Primary	First	2: Acceptable with Warnings	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
* Missing credit report (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
																			* Right of Rescission missing or unexecuted (Lvl 2)		Minimal	Pass	Pass	No Result	Not Covered
			NRZ 28 - Compliance	NRZ 28 - Compliance	Cash Out	Not Applicable	Primary	First							2: Acceptable with Warnings	2: Acceptable with Warnings			* Loan program disclosure missing or unexecuted (Lvl 2) * Transmittal (1008) is Missing (Lvl 2)		Minimal	Pass	Pass	No Result	Not Covered
			NRZ 32 - Compliance	NRZ 32 - Compliance	Purchase	Not Applicable	Investor	First							2: Acceptable with Warnings	2: Acceptable with Warnings			* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)		Minimal	Not Covered	Pass	No Result	Pass
NRZ 33 - Compliance	NRZ 33 - Compliance	Cash Out	Not Applicable	Primary	First	3: Curable	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3)"The loan file did not include all pages of the HUD, page 2 with the fees charged was missing."	* Transmittal (1008) is Missing (Lvl 2)
* Settlement date is different from note date (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Prepayment Rider Missing (Lvl 2)
* Missing credit report (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)
NRZ 33 - Compliance	NRZ 33 - Compliance	Cash Out	Not Applicable	Primary	First	2: Acceptable with Warnings	2: Acceptable with Warnings	* ComplianceEase TILA Test Failed (Lvl 2)"The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Final TIL Missing or Not Executed (Lvl 2)"The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
			NRZ 33 - Compliance	NRZ 33 - Compliance	Cash Out	Not Applicable	Primary	First							2: Acceptable with Warnings	2: Acceptable with Warnings			* Prepayment Rider Missing (Lvl 2)		Minimal	Pass	Pass	No Result	Pass
NRZ 33 - Compliance	NRZ 33 - Compliance	Purchase	Not Applicable	Primary	First	2: Acceptable with Warnings	2: Acceptable with Warnings	* ComplianceEase TILA Test Failed (Lvl 2)"This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) )The finance charge is $280,779.20. The disclosed finance charge of $272,150.95 is not considered accurate because it is understated by more than $100. Fees Test indicated loan data of $272,150.95 whereas the comparison data is $280,779.20 a difference of $8,628.25. The statute of limitations has expired downgraded based on Client Compliance Profile. This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) ) The annual percentage rate (APR) is 9.552%. The disclosed APR of 9.377% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method. Fees Test indicated loan data of 9.377% whereas the comparison data is 9.552% a difference of .175%. The statute of limitations has expired downgraded based on Client Compliance Profile."
																			* Missing credit report (Lvl 2)		Moderate	Not Covered	Fail	No Result	Not Covered
NRZ-21	NRZ-21	Purchase	Not Applicable	Primary	First	3: Curable	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3)"Document needed to run compliance ease"	* Loan program disclosure missing or unexecuted (Lvl 2)
* No Borrower Contact Evident (Lvl 2)
* Application Missing (Lvl 2)"Document needed to run compliance ease"
* Final TIL Missing or Not Executed (Lvl 2)"Downgraded as APR compliance review not required outside statute of limitations."
* Missing Title evidence (Lvl 2)
* Missing Appraisal (Lvl 2)
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Missing credit report (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Loan appears modified. Mod missing or unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
NRZ-21	NRZ-21	Purchase	Not Applicable	Primary	First	2: Acceptable with Warnings	2: Acceptable with Warnings	* Evidence of Property Damage (Lvl 2)"Haz Insur Claim filed and paid in amount of $11,234.21 on 8/2/17, per borrower, repairs 100% complete as of 8/24/17 comments."
* No Borrower Contact Evident (Lvl 2)
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
																			* Notice of Servicing Transfer missing or unexecuted (Lvl 2)		Minimal	Not Covered	Pass	No Result	Not Covered